Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Share [Line Items]
Summary of Income Used in Basic and Diluted Earnings Per Share Computation

	2024	2023	2022

	US$	US$	US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(220,242,105)	(142,521,085)	(92,817,371)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	638,202,922	442,637,406	351,560,198
Effect of dilution:
Share options	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	638,202,922	442,637,406	351,560,198
Loss per share (basic and diluted in cents)	(34.51)	(32.20)	(26.40)

Ordinary Options
Earnings Per Share [Line Items]
Summary of Option Plans	These options related to the option plans listed below.

Ordinary Options	2024	2023	2022
NED Plan	21,000,000	16,500,000	14,000,000
LTIP	11,400,000	6,050,000	7,388,000
	32,400,000	22,550,000	21,388,000

Performance Rights
Earnings Per Share [Line Items]
Summary of Option Plans

	2024	2023	2022
Performance Rights
NED Plan	650,000	650,000	—
LTIP	2,250,000	2,250,000	1,600,000
	2,900,000	2,900,000	1,600,000

A D S Options
Earnings Per Share [Line Items]
Summary of Option Plans

	2024	2023	2022
ADS Options
NED Plan	—	—	—
LTIP - Extended terms	277,000	—	—
LTIP	6,273,000	1,505,000	925,000
	6,550,000	1,505,000	925,000

Investor Options
Earnings Per Share [Line Items]
Summary of Option Plans

Investor Options	2024	2023	2022

2023 investor options - listed	97,822,109	—	—
2024 investor options- granted and not listed	142,886,040	—	—
	240,708,149	—	—